As filed with the Securities and Exchange Commission on September 21, 2021
File Nos. 002-11387/811-00558

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 167
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No.
☒

THE HARTFORD MUTUAL FUNDS II, INC.
(Exact Name of Registrant as Specified in Charter)

690 Lee Road
Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):
  ☐ immediately upon filing pursuant to paragraph (b) of Rule 485
  ☒ on October 21, 2021 pursuant to paragraph (b) of Rule 485
  ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(1) of Rule 485
  ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
  ☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 167 to the Registration Statement of The Hartford Mutual Funds II, Inc. (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) relating to Hartford Schroders Sustainable Core Bond Fund contained in Post-Effective Amendment No. 165, which was filed with the U.S. Securities and Exchange Commission on July 9, 2021. The Registrant’s Other Information (Part C) is filed herewith. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 165 to October 21, 2021.

THE HARTFORD MUTUAL FUNDS II, INC.
PART C
OTHER INFORMATION
Item 28. Exhibits
a.(i)
Articles of Amendment and Restatement (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)
a.(ii)
Articles Supplementary dated March 14, 2007 (incorporated by reference to Post-Effective Amendment No. 103 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 30, 2007)
a.(iii)
Articles Supplementary dated July 9, 2010 (incorporated by reference to Post-Effective Amendment No. 111 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 15, 2010)
a.(iv)
Articles of Amendment dated February 25, 2011 (incorporated by reference to Post-Effective Amendment No. 115 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 30, 2011)
a.(v)
Articles Supplementary dated August 10, 2011 (incorporated by reference to Post-Effective Amendment No. 115 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 30, 2011)
a.(vi)
Articles Supplementary dated October 27, 2014 (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 002-11387) filed on November 7, 2014)
a.(vii)
Articles Supplementary dated February 18, 2015 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)
a.(viii)
Articles of Amendment dated February 19, 2016 (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)
a.(ix)
Articles of Supplementary dated June 14, 2016 (incorporated by reference to Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)
a.(x)
Certificate of Correction dated July 13, 2016 (incorporated by reference to Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)
a.(xi)
Articles Supplementary dated February 23, 2017 (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2017)
a.(xii)
Articles Supplementary dated May 23, 2017 (incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)
a.(xiii)
Articles Supplementary dated August 4, 2017 (incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)
a.(xiv)
Articles of Amendment dated October 18, 2017 (incorporated by reference to Post-Effective Amendment No. 142 to Registration Statement on Form N-1A (File No. 002-11387) filed on October 31, 2017)
a.(xv)
Articles Supplementary dated November 9, 2017 (incorporated by reference to Post-Effective Amendment No. 147 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2019)

a.(xvi)
Articles Supplementary dated May 9, 2018 (incorporated by reference to Post-Effective Amendment No. 147 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2019)
a.(xvii)
Articles Supplementary dated August 23, 2018 (incorporated by reference to Post-Effective Amendment No. 147 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2019)
a.(xviii)
Articles Supplementary dated February 12, 2019 (incorporated by reference to Post-Effective Amendment No. 147 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2019)
a.(xix)
Articles of Amendment dated April 2, 2019 (incorporated by reference to Post-Effective Amendment No. 152 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 31, 2019)
a.(xx)
Articles Supplementary dated May 6, 2019 (incorporated by reference to Post-Effective Amendment No. 152 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 31, 2019)
a.(xxi)
Articles Supplementary dated February 21, 2020 (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
a.(xxii)
Articles Supplementary dated May 22, 2020 (incorporated by reference to Post-Effective Amendment No. 161 to Registration Statement on Form N-1A (File No. 002-11387) filed on January 28, 2021)
a.(xxiii)
Articles Supplementary dated December 7, 2020 (incorporated by reference to Post-Effective Amendment No. 161 to Registration Statement on Form N-1A (File No. 002-11387) filed on January 28, 2021)
a.(xxiv)
Articles Supplementary dated March 25, 2021 (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021)
a.(xxv)
Articles Supplementary dated July 1, 2021 (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021)
a.(xxvi)
Articles Supplementary dated August 24, 2021 (filed herewith)
b.
Amended and Restated By-Laws (incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)
c.
Not Applicable
d.(i).a
Investment Management Agreement with Hartford Funds Management Company, LLC (incorporated by reference to Exhibit d.(i) of Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)
d.(i).b
Schedules A and B to the Investment Management Agreement with Hartford Funds Management Company, LLC (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 002-11387) filed on March 31, 2020)
d.(i).b.1
Form of Amendment Number 2 to the Investment Management Agreement with Hartford Funds Management Company, LLC (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021).
d.(i).c
Investment Management Agreement with Lattice Strategies LLC (incorporated by reference to Post- Effective Amendment No. 152 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 31, 2019)
d.(ii).a
Sub-Advisory Agreement with Wellington Management Company LLP (incorporated by reference to Exhibit d.(ii) of Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)

d.(ii).b
Schedule A effective July 16, 2018 to Sub-Advisory Agreement with Wellington Management Company LLP (incorporated by reference to Post-Effective Amendment No. 154 to Registration Statement on Form N-1A (File No. 002-11387) filed on January 9, 2020)
d.(iii).a(i)
Form of Sub-Advisory Agreement with Schroder Investment Management North America Inc. (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
d.(iii).a(ii)
Form of Amendment 3 to the Schedule A to Sub-Advisory Agreement with Schroder Investment Management North America Inc. (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
d.(iii).a(iii)
Form of Amendment 4 to the Sub-Advisory Agreement with Schroder Investment Management North America Inc. (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 002-11387) filed on March 31, 2020)
d.(iii).a(iv)
Form of Amendment 5 to the Sub-Advisory Agreement with Schroder Investment Management North America Inc. (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021)
d.(iii).b(i)
Sub-Sub-Advisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (incorporated by reference to Post- Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
d.(iii).b(ii)
Amendment Number 3 to the Sub-Sub-Advisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
d.(iii).b(iii)
Form of Amendment Number 4 to the Sub-Sub-Advisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 002-11387) filed on March 31, 2020)
d.(iii).b(iv)
Form of Amendment Number 5 to the Sub-Sub-Advisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (incorporated by reference to Post-Effective Amendment No. 162 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2021)
d.(iv).a
Investment Sub-Advisory Agreement with Mellon Investments Corporation (incorporated by reference to Post-Effective Amendment No. 152 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 31, 2019)
e.(i).a
Amended and Restated Principal Underwriting Agreement dated August 7, 2013 (incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)
e.(i).b
Amendment Number 1 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 122 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 20, 2013)
e.(i).c
Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)
e.(i).d
Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)
e.(i).e
Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 002-11387) filed on November 7, 2014)

e.(i).f
Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)
e.(i).g
Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)
e.(i).h
Form of Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)
e.(i).i
Amendment Number 8 to Principal Underwriting Agreement (incorporated by reference to Exhibit e.(i).g of Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 002- 11387) filed on February 28, 2017)
e.(i).j
Amendment Number 9 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 147 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2019)
e.(i).k
Amendment Number 10 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 147 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2019)
e.(i).l
Amendment Number 11 to Principal Underwriting Agreement (incorporated by reference to Post- Effective Amendment No. 152 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 31, 2019)
e.(i).m
Amendment Number 12 to the Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
e.(i).n
Form of Amendment Number 13 to the Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 002-11387) filed on March 31, 2020)
e.(i).o
Form of Amendment Number 14 to the Principal Underwriting Agreement (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021)
e.(ii)
Form of Selling Agreement (incorporated by reference to Post-Effective Amendment No. 162 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2021)
f.
Not Applicable
g.(i).a
Custodian Agreement with State Street Bank and Trust Company dated December 31, 2014 (incorporated by reference to Exhibit g.(ii) of Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)
g.(i).b
Amendment Number 2 to the Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
h.(i).a
Form of Amended and Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
h.(i).b
Form of Amendment to Schedule C of the Amended and Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Post- Effective Amendment No. 162 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2021)
h.(ii).a
Fund Accounting Agreement with Hartford Funds Management Company, LLC dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

h.(ii).b
Amendment One to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)
h.(ii).c
Amendment Two to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)
h.(ii).d
Amendment Three to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)
h.(ii).e
Form of Amendment Four to Fund Accounting Agreement (incorporated by reference to Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)
h.(ii).f
Amendment Five to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 139 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2017)
h.(ii).g
Amendment Six to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 139 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2017)
h.(ii).h
Amendment Seven to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 147 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2019)
h.(ii).i
Amendment Eight to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 147 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2019)
h.(ii).j
Amendment Nine to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 152 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 31, 2019)
h.(ii).k
Form of Amendment Ten to Fund Accounting Agreement (incorporated by reference to Post- Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
h.(ii).l
Form of Amendment Eleven to Fund Accounting Agreement (incorporated by reference to Post- Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2020)
h.(ii).m
Amendment Twelve to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 161 to Registration Statement on Form N-1A (File No. 002-11387) filed on January 28, 2021)
h.(ii).n
Form of Amendment Thirteen to Fund Accounting Agreement (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021)
h.(iii)
Form of Amended and Restated Expense Limitation Agreement (incorporated by reference to Post- Effective Amendment No. 162 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2021)
h.(iii).a
Form of First Amendment to the Amended and Restated Expense Limitation Agreement for Hartford Schroders Sustainable Core Bond Fund (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021)
h.(iii).b
Form of Amendment to the Amended and Restated Expense Limitation Agreement for Hartford Schroders Diversified Emerging Markets Fund (to be filed by post-effective amendment)
h.(iv)
Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Post-Effective Amendment No. 154 to Registration Statement on Form N-1A (File No. 002-11387) filed on January 9, 2020)

h.(iv).a
Third Amendment to the Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Exhibit h.(v).a of Hartford Funds Exchange-Traded Trust Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A (File No. 333-215165) filed on November 25, 2020)
h.(v)
License Agreement by and among the Registrant, Lattice Strategies LLC, and Mellon Investments Corporation (incorporated by reference to Post-Effective Amendment No. 152 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 31, 2019)
i.
Opinion and Consent of Counsel (to be filed by post-effective amendment)
j.
Consent of Independent Registered Public Accounting Firm (to be filed by post-effective amendment)
k.
Not Applicable
l.
Not Applicable
m.
Form of Amended and Restated Rule 12b-1 Plan of Distribution (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021)
n.
Form of Amended and Restated Rule 18f-3 Plan (incorporated by reference to Registration Statement on Form N-14 (File No. 333-258850) filed on August 16, 2021)
o.
Not Applicable
p.(i)
Code of Ethics of Hartford Funds Management Company, LLC, Lattice Strategies LLC, Hartford Funds Distributors, LLC and The Hartford-Sponsored Funds dated May 1, 2020 (incorporated by reference to Post-Effective Amendment No. 162 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2021)
p.(ii)
Code of Ethics of Wellington Management Company LLP dated June 1, 2020 (incorporated by reference to Post-Effective Amendment No. 162 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2021)
p.(iii)
Code of Ethics of Schroder Investment Management North America Inc. dated April 2020 (incorporated by reference to Post-Effective Amendment No. 162 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2021)
p.(iv)
Code of Ethics of Schroder Investment Management North America Limited dated March 2018 (incorporated by reference to Post-Effective Amendment No. 162 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 26, 2021)
p.(v)
Code of Ethics of Bank of New York Mellon Corporation, dated January 15, 2019 (incorporated by reference to Post-Effective Amendment No. 152 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 31, 2019)
q.
Power of Attorney dated August 4, 2021 (filed herewith)
Item 29. Persons Controlled by or Under Common Control with Registrant
Not applicable.
Item 30. Indemnification
Article V, paragraph (f) of the Registrant’s Articles of Amendment and Restatement provides that the Registrant shall indemnify (i) its directors and officers to the full extent required or permitted by law and (ii) other employees and agents to such extent authorized by the Registrant’s board of directors or bylaws and as permitted by law; provided, however, that no such indemnification shall protect any director or officer of the Registrant against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.
Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.
Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).
Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Registrant’s various agreements with its service providers provide for indemnification.
Item 31. Business and Other Connections of Investment Adviser
Hartford Funds Management Company, LLC (“HFMC”) serves as investment adviser to certain series of the Registrant. The executive officers of HFMC are listed in the investment adviser registration on Form ADV for HFMC (File No. 801-77209) and are hereby incorporated herein by reference thereto. The business and other connections of a substantial nature of each executive officer are given below.
Lattice Strategies LLC (“Lattice”), a wholly-owned subsidiary of HFMC, serves as investment adviser to certain series of the Registrant. The executive officers of Lattice are listed in the investment adviser registration on Form ADV for Lattice (File No. 801-63451) and are hereby incorporated herein by reference thereto. The business and other connections of a substantial nature of each executive officer are given below.

Name	Position with HFMC(1)	Position with Lattice(2)	Other Business
James E. Davey	Senior Managing Director, Chairman of the Board, President and Manager	President, Chairman of the Board, and Manager
Executive Vice President of The Hartford Financial Services Group, Inc.(3)
(“The Hartford”); Senior Managing Director, Chairman of the Board and
Manager of Hartford Funds Distributors, LLC(4) (“HFD”); President, Senior
Managing Director, Director and Chairman of the Board of Hartford
Administrative Services Company(5) (“HASCO”); and President, Director,
Chairman and Senior Managing Director of the Hartford Funds
Management Group, Inc.(6) (“HFMG”)

Gregory A. Frost	Managing Director, Chief Financial Officer and Manager	Chief Financial Officer, Assistant Treasurer, and Manager	Director, Managing Director and Chief Financial Officer of HASCO; Manager, Managing Director and Chief Financial Officer of HFD; and Managing Director and Chief Financial Officer of HFMG
Walter F. Garger	Secretary, Managing Director and General Counsel	General Counsel and Secretary	Secretary, Managing Director and General Counsel of HFD, HASCO and HFMG
Theodore Lucas	None	Executive Vice President	Executive Vice President of HFMG
Joseph G. Melcher	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer	Executive Vice President of HASCO, HFD and HFMG
Vernon J. Meyer	Chief Investment Officer and Managing Director	Senior Vice President – Investments	Managing Director of HFMG
Anita Baldwin	Vice President	None	Vice President of HFMG
Jeffrey T. Coghan	Vice President	None	Senior Vice President of HFD and HFMG
Amy N. Furlong	Vice President and Assistant Treasurer	None	Vice President of HFMG
Allison Z. Mortensen	Vice President	None	Vice President of HFMG
Christopher Morvant	Vice President	None	None
David A. Naab	Vice President and Assistant Treasurer	None	None
Shannon O’Neill	Vice President and Controller	None	Vice President and Controller of HASCO and HFMG; Financial and Operations Principal (FINOP), Vice President and Controller of HFD

Name	Position with HFMC(1)	Position with Lattice(2)	Other Business
Alice A. Pellegrino	None	Vice President and Assistant Secretary	Vice President of HFMG
Thomas R. Phillips	Vice President	None	Senior Vice President and Assistant Secretary of HFMG
Kevin F. Barnett	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, and HFMG
Eapen A. Chandy	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer of HASCO, HFD, HFMG, The Hartford, and Hartford Investment Management Company(7) (“HIMCO”)
Michael J. Fixer	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HASCO, HFD, HFMG, and The Hartford
Kathleen E. Jorens	Assistant Vice President and Treasurer	Assistant Vice President and Treasurer	Assistant Vice President and Treasurer of HASCO and HFMG; Treasurer and Senior Vice President of HIMCO and The Hartford; Senior Vice President and RPG Business Line Principal of HFD
Elizabeth L. Kemp	Assistant Secretary	Assistant Secretary	Assistant Secretary of HFD, HFMG, and HIMCO; Assistant Treasurer of HASCO
Timothy M. Ligay	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, and HIMCO
Gissell Novas	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, and HIMCO
Keith R. Percy	Vice President	Vice President	Vice President of HASCO, HFD, HFMG, and HIMCO; Head of Corporate Tax and Senior Vice President of The Hartford
(1)
The principal business address for HFMC is 690 Lee Road, Wayne, Pennsylvania 19087.
(2)
The principal business address for Lattice is 690 Lee Road, Wayne, Pennsylvania 19087.
(3)
The principal business address for The Hartford is One Hartford Plaza, Hartford, Connecticut 06155.
(4)
The principal business address for HFD is 690 Lee Road, Wayne, Pennsylvania 19087.
(5)
The principal business address for HASCO is 690 Lee Road, Wayne, Pennsylvania 19087.
(6)
The principal business address for HFMG is 690 Lee Road, Wayne, Pennsylvania 19087.
(7)
The principal business address for HIMCO is One Hartford Plaza, Hartford, Connecticut 06155.
Wellington Management Company LLP (“Wellington Management”) serves as sub-adviser to certain series of the Registrant. The executive officers of Wellington Management are listed in the investment adviser registration on Form ADV for Wellington Management (File No. 801-15908) and are hereby incorporated herein by reference thereto. The officers of Wellington Management have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of Wellington Management or certain of its corporate affiliates.
Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.”) each serve as sub-adviser and sub-sub-adviser, respectively, to certain series of the Registrant. The executive officers of SIMNA and SIMNA Ltd. are listed in the respective investment advisers’ registration on Forms ADV (File No. 801-15834 and File No. 801-37163, respectively) and are hereby incorporated herein by reference thereto. The directors and officers of SIMNA and SIMNA Ltd. have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of SIMNA or certain of its corporate affiliates.
Mellon Investments Corporation (“Mellon”) serves as sub-adviser to certain series of the Registrant. The principal business address of Mellon is BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108-4408. With respect to Mellon, the response to this Item is incorporated by reference on Form ADV for Mellon (File No. 801-19785) filed with the SEC.
Item 32. Principal Underwriters
(a)
Hartford Funds Distributors, LLC (“HFD”) serves as the principal underwriter for each series of the Registrant and is an indirect subsidiary of The Hartford Financial Services Group, Inc. HFD is also the principal underwriter for the series of The Hartford Mutual Funds, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., and Hartford Schroders Opportunistic Income Fund.
(b)
The directors and principal officers of HFD and their position with the Registrant are as follows:
Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Kevin F. Barnett**	Assistant Secretary	None
John F. Brennan	Senior Vice President	None
Eapen A. Chandy**	Assistant Vice President and Assistant Treasurer	None
Jeffrey T. Coghan	Senior Vice President	None
James E. Davey	Chairman of the Board, Senior Managing Director and Manager	Director, President and Chief Executive Officer
Andrew S. Decker	AML Officer	AML Compliance Officer
Michael J. Fixer**	Assistant Vice President and Assistant Treasurer	None
Gregory A. Frost	Chief Financial Officer, Managing Director and Manager	None
Walter F. Garger	General Counsel, Managing Director and Secretary	Chief Legal Officer
David S. Hescheles	Senior Vice President	None
Lucinda Hottenstein	Assistant Vice President	None
Keraya S. Jefferson	Chief Compliance Officer and Vice President	None
Kathleen E. Jorens**	Senior Vice President / RPG Business Line Principal	None
Elizabeth L. Kemp**	Assistant Secretary	None
Timothy M. Ligay**	Assistant Secretary	None
Joseph G. Melcher	Executive Vice President	Vice President and Chief Compliance Officer
Gissell Novas**	Assistant Secretary	None
Keith R. Percy**	Vice President	None
Martin A. Swanson	President, Chief Executive Officer, Chief Marketing Officer, and Managing Director	None
*
Unless otherwise indicated, principal business address is 690 Lee Road, Wayne, Pennsylvania 19087.
**
Principal business address is One Hartford Plaza, Hartford, Connecticut 06155.
(c)
Not Applicable
Item 33. Location of Accounts and Records
Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940, as amended and the rules promulgated thereunder are maintained by the Registrant’s custodian, sub-administrator, and sub-fund accounting agent, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts, 02111, the Registrant’s transfer agent, Hartford Administrative Services Company,

690 Lee Road, Wayne, Pennsylvania 19087, the Registrant’s investment managers, Hartford Funds Management Company, LLC and its wholly owned subsidiary, Lattice Strategies LLC, 690 Lee Road, Wayne, Pennsylvania 19087, and sub-transfer agent DST Asset Manager Solutions, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169. Registrant’s corporate records are maintained at Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, Pennsylvania 19087 and its financial ledgers are maintained at State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
Not Applicable
Item 35. Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 21st day of September 2021.
THE HARTFORD MUTUAL FUNDS II, INC.
By:	/s/ James E. Davey*
James E. Davey President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ James E. Davey* James E. Davey	Director, President and Chief Executive Officer	September 21, 2021
/s/ David A. Naab* David A. Naab	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 21, 2021
/s/ Lynn S. Birdsong* Lynn S. Birdsong	Chairman of the Board and Director	September 21, 2021
/s/ Hilary E. Ackermann* Hilary E. Ackermann	Director	September 21, 2021
/s/ Robin C. Beery* Robin C. Beery	Director	September 21, 2021
/s/ Derrick D. Cephas* Derrick D. Cephas	Director	September 21, 2021
/s/ Christine R. Detrick* Christine R. Detrick	Director	September 21, 2021
/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Director	September 21, 2021
/s/ Paul L. Rosenberg* Paul L. Rosenberg	Director	September 21, 2021
/s/ Lemma W. Senbet* Lemma W. Senbet	Director	September 21, 2021
/s/ David Sung* David Sung	Director	September 21, 2021
*By:/s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (filed herewith)		September 21, 2021

EXHIBIT INDEX
Exhibit No.	Description
a.(xxvi)	Articles Supplementary dated August 24, 2021
q	Power of Attorney dated August 4, 2021